Financial instruments - Functional Currency (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Cash and cash equivalents	$ 60,057	$ 27,143	$ 93,282	$ 178,513
Accounts receivable	77,178	38,324
Accounts payable	93,245	$ 57,454
US Dollars
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Cash and cash equivalents	9,732
Accounts receivable	9,780
Accounts payable	4,353
Long-term debt, including current portion	17,286
Long-term royalty payable, including current portion	$ 21,562